LEASES (Tables)	12 Months Ended
Dec. 31, 2011
LEASES
Schedule of future minimum lease payments under capital leases

Year ending December 31:
2012	$12,714
2013	15,520
2014	8,829
2015	3,567
2016	—
Thereafter	—

Total minimum lease payments	40,630
Less amount representing interest	3,378

Present value of net minimum lease payments	$37,252

Summary of information related to capital lease obligations

	2011	2010
Total future lease payments	$40,630	$54,476
Less: interest	3,378	5,865

	37,252	48,611
Less: current portion	11,068	10,592

Long-term portion of capital lease obligations	$26,184	$38,019

Schedule of future minimum lease payments under operating leases

Minimum Lease Payments
2012	$1,676
2013	946
2014	755
2015	696
2016	696
Thereafter	3,822

Total	$8,591